RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - Narrative (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of voluntary change in accounting policy [line items]
Customer advances		$ 40.3	$ 39.2	$ 31.5
IFRS 16 | Subsequent Event
Disclosure of voluntary change in accounting policy [line items]
Leases, right-of-use asset	$ 300.0
Leases, liability	$ 300.0